Property and Equipment, Estimated Useful Lives (Detail)	12 Months Ended
Dec. 31, 2012
Property, Plant and Equipment [Line Items]
Leasehold Improvement	Shorter of life of lease or estimated useful life
In-vehicle devices-installed | Minimum
Property, Plant and Equipment [Line Items]
Property plant and equipment, useful life	4 years
In-vehicle devices-installed | Maximum
Property, Plant and Equipment [Line Items]
Property plant and equipment, useful life	6 years
Computer Equipment
Property, Plant and Equipment [Line Items]
Property plant and equipment, useful life	3 years
Internal-use software
Property, Plant and Equipment [Line Items]
Property plant and equipment, useful life	3 years
Furniture and Fixtures | Minimum
Property, Plant and Equipment [Line Items]
Property plant and equipment, useful life	4 years
Furniture and Fixtures | Maximum
Property, Plant and Equipment [Line Items]
Property plant and equipment, useful life	6 years